Insurance underwriting risk	12 Months Ended
Dec. 31, 2024
Insurance underwriting risk [Abstract]
Insurance underwriting risk	The Group's critical accounting judgements and key sources of estimation uncertainty for its Insurance business are set out in note 8 to the consolidated financial statements on page 236.